Tax Status	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Tax Status [Line Items]
Tax Status
5.
TAX STATUS

The Internal Revenue Service (“IRS”) has determined and informed the Company by a letter dated September 13, 2017, that the Plan and related trust are designed in accordance with applicable sections of the IRC, although the Plan has been amended since receiving the determination letter. The Plan Administrator and the Plan's benefits counsel believe that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and therefore believe that the Plan is qualified, and the related trust is tax exempt.

The Plan Administrator performed an internal audit of the Plan. The Plan Administrator corrected errors discovered during the audit in accordance with the IRS correction program and filed a Voluntary Correction Program submission in May 2024.

Plan management evaluates tax positions taken by the Plan and recognizes a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.